Financing receivables, net (Schedule of Aging of Financing Receivables) (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivables, Past Due	¥ 325,454	¥ 307,626
Financing Receivables, Current	801	113,868
Total financing receivables	326,255	421,494
Financing Receivables 1 To 90 Days Past Due [Member]
Financing Receivables, Past Due		29,109
Financing Receivables 91 To 180 Days Past Due [Member]
Financing Receivables, Past Due	24	26,192
Financing Receivables 181 To 360 Days Past Due [Member]
Financing Receivables, Past Due	20,783	232,142
Financing Receivables Over 1 Year Past Due [Member]
Financing Receivables, Past Due	304,647	20,183
Micro Credit personal Loans [Member]
Financing Receivables, Past Due	130,311	112,483
Financing Receivables, Current		82,034
Total financing receivables	130,311	194,517
Micro Credit personal Loans [Member] | Financing Receivables 1 To 90 Days Past Due [Member]
Financing Receivables, Past Due		29,109
Micro Credit personal Loans [Member] | Financing Receivables 91 To 180 Days Past Due [Member]
Financing Receivables, Past Due	24	26,192
Micro Credit personal Loans [Member] | Financing Receivables 181 To 360 Days Past Due [Member]
Financing Receivables, Past Due	20,783	36,999
Micro Credit personal Loans [Member] | Financing Receivables Over 1 Year Past Due [Member]
Financing Receivables, Past Due	109,504	20,183
Corporate Loans [Member]
Financing Receivables, Past Due	195,143	195,143
Financing Receivables, Current	801	31,834
Total financing receivables	195,944	226,977
Corporate Loans [Member] | Financing Receivables 181 To 360 Days Past Due [Member]
Financing Receivables, Past Due		¥ 195,143
Corporate Loans [Member] | Financing Receivables Over 1 Year Past Due [Member]
Financing Receivables, Past Due	¥ 195,143